COMMITMENTS AND CONTINGENT LIABILITIES (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) € / Unit $ / PerUnitSold	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 EUR (€) € / Unit $ / PerUnitSold
Future payments:
Operating lease obligations	$ 35,000
Royalties:
Royalties provision	185,000	$ 439,000
Office facilities [Member]
Leases:
Rent expense	84,000	83,000	$ 78,000
Future payments:
Operating lease obligations	13,000
Vehicles [Member]
Future payments:
2019	100,000
2020	63,000
2021	10,000
Monthly lease expense	14,000
Operating lease obligations	$ 22,000
Minimum [Member] | Vehicles [Member]
Leases:
Term	32 months			32 months
Maximum [Member] | Vehicles [Member]
Leases:
Term	36 months			36 months
ASIC designer [Member]
Royalties:
Royalties payable per unit sold | $ / PerUnitSold	0.57			0.57
Maximum royalties payable	$ 229,000
Royalties provision	$ 120,000	127,000
ASIC designer [Member] | Euro [Member]
Royalties:
Royalties payable per unit sold | € / Unit	0.50			0.50
Maximum royalties payable | €				€ 200,000
Reimbursement liability to Predecessor Entity's Unit Holders [Member]
Royalties:
Royalties provision	$ 65,000	312,000
OCS [Member]
Royalties:
Funding	5,300,000
Contingent liability	$ 5,600,000
OCS [Member] | Minimum [Member]
Royalties:
Royalty repayment, percentage of products sold	3.00%			3.00%
OCS [Member] | Maximum [Member]
Royalties:
Royalty repayment, percentage of products sold	5.00%			5.00%
BIRD Foundation [Member]
Royalties:
Maximum royalties payable	$ 900,000
Funding	$ 115,000	$ 127,000
Royalty repayment, percentage of products sold	5.00%			5.00%
Contingent liability	$ 180,000
Refund expenses	$ 13,000